FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA DD
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA DD
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA DD
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA DD (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
TA S&P 500 Index Initial Class (1)	Vanguard® International (1)
Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)
Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)
Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)
Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)
Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)
Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)
Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)
Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)
Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA DD
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA S&P 500 Index Initial Class	8,651,099.777	$201,415,121	$245,604,723	$(95)	$245,604,628	14,274,266	$17.206113	$17.206113
Vanguard® Balanced	91,516,087.490	2,045,297,718	2,325,423,783	(50)	2,325,423,733	11,171,088	208.164476	208.164476
Vanguard® Capital Growth	18,743,512.803	740,223,479	1,158,723,961	10	1,158,723,971	7,428,048	155.993064	155.993064
Vanguard® Conservative Allocation	13,253,020.917	333,669,193	350,674,933	44	350,674,977	7,714,970	45.453834	45.453834
Vanguard® Diversified Value	33,928,932.061	457,671,905	592,738,443	9	592,738,452	7,156,140	82.829356	82.829356
Vanguard® Equity Income	38,389,310.608	870,416,744	1,006,567,724	79	1,006,567,803	4,920,802	204.553612	204.553612
Vanguard® Equity Index	31,771,816.841	1,382,957,616	2,604,018,108	(60)	2,604,018,048	8,488,959	306.753524	306.753524
Vanguard® Global Bond Index	7,237,821.201	145,063,142	136,288,173	(42)	136,288,131	6,122,397	22.260584	22.260584
Vanguard® Growth	28,866,208.800	795,215,128	1,058,812,539	3	1,058,812,542	6,020,710	175.861732	175.861732
Vanguard® High Yield Bond	37,046,731.109	274,271,360	279,702,820	(93)	279,702,727	5,771,525	48.462535	48.462535
Vanguard® International	36,022,441.056	940,235,620	1,029,881,590	(115)	1,029,881,475	10,656,466	96.643814	96.643814
Vanguard® Mid-Cap Index	30,139,586.589	661,409,986	842,702,841	2	842,702,843	6,739,358	125.042014	125.042014
Vanguard® Moderate Allocation	14,644,988.139	420,394,664	487,385,205	40	487,385,245	8,250,339	59.074574	59.074574
Vanguard® Money Market	1,085,898,047.634	1,085,898,048	1,085,898,048	(236)	1,085,897,812	473,753,221	2.292117	2.292117
Vanguard® Real Estate Index	30,524,644.937	370,357,819	353,170,142	12	353,170,154	4,062,993	86.923638	86.923638
Vanguard® Short-Term Investment Grade	69,917,936.442	734,335,446	746,024,382	(8)	746,024,374	31,441,315	23.727518	23.727518
Vanguard® Small Company Growth	38,818,090.049	730,478,160	740,260,977	69	740,261,046	4,824,618	153.434111	153.434111
Vanguard® Total Bond Market Index	106,717,812.953	1,240,048,595	1,152,552,380	(4)	1,152,552,376	26,666,076	43.221672	43.221672
Vanguard® Total International Stock Market Index	13,450,472.245	287,548,299	361,279,685	83	361,279,768	10,377,663	34.813209	34.813209
Vanguard® Total Stock Market Index	34,794,567.864	1,440,230,067	2,120,033,020	(4)	2,120,033,016	19,984,559	106.083552	106.083552
See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA DD
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA S&P 500 Index Initial Class	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 89,508,711	$ 2,118,426,247	$ 964,794,396	$ 341,192,849

Investment Income:
Reinvested Dividends	1,429,059	50,645,508	11,526,220	9,273,188
Investment Expense:
Mortality and Expense Risk and Administrative Charges	429,173	6,615,345	3,097,468	1,011,098
Net Investment Income (Loss)	999,886	44,030,163	8,428,752	8,262,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,867,467	109,536,542	21,068,240	7,860,023
Realized Gain (Loss) on Investments	4,224,206	40,792,235	60,962,406	(1,225,422)
Net Realized Capital Gains (Losses) on Investments	7,091,673	150,328,777	82,030,646	6,634,601
Net Change in Unrealized Appreciation (Depreciation)	20,308,207	99,897,459	34,284,118	8,145,658
Net Gain (Loss) on Investment	27,399,880	250,226,236	116,314,764	14,780,259

Net Increase (Decrease) in Net Assets Resulting from Operations	28,399,766	294,256,399	124,743,516	23,042,349

Increase (Decrease) in Net Assets from Contract Transactions	67,836,128	(180,640,175)	(99,084,836)	(34,415,037)

Total Increase (Decrease) in Net Assets	96,235,894	113,616,224	25,658,680	(11,372,688)

Net Assets as of December 31, 2024:	$ 185,744,605	$ 2,232,042,471	$ 990,453,076	$ 329,820,161

Investment Income:
Reinvested Dividends	1,987,630	47,620,063	10,598,741	8,773,791
Investment Expense:
Mortality and Expense Risk and Administrative Charges	639,053	6,682,159	3,070,687	1,010,412
Net Investment Income (Loss)	1,348,577	40,937,904	7,528,054	7,763,379

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,119,264	203,970,747	45,540,556	10,277,864
Realized Gain (Loss) on Investments	16,534,188	13,947,524	64,222,300	1,065,403
Net Realized Capital Gains (Losses) on Investments	17,653,452	217,918,271	109,762,856	11,343,267
Net Change in Unrealized Appreciation (Depreciation)	17,875,222	75,544,841	147,845,127	20,328,682
Net Gain (Loss) on Investment	35,528,674	293,463,112	257,607,983	31,671,949

Net Increase (Decrease) in Net Assets Resulting from Operations	36,877,251	334,401,016	265,136,037	39,435,328

Increase (Decrease) in Net Assets from Contract Transactions	22,982,772	(241,019,754)	(96,865,142)	(18,580,512)

Total Increase (Decrease) in Net Assets	59,860,023	93,381,262	168,270,895	20,854,816

Net Assets as of December 31, 2025:	$ 245,604,628	$ 2,325,423,733	$ 1,158,723,971	$ 350,674,977
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA DD
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Diversified Value	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 537,861,667	$ 903,691,090	$ 2,109,715,060	$ 140,246,849

Investment Income:
Reinvested Dividends	8,931,983	27,198,942	29,926,787	3,887,432
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,690,472	2,815,199	6,946,879	412,214
Net Investment Income (Loss)	7,241,511	24,383,743	22,979,908	3,475,218

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,284,382	57,336,902	85,558,768	144,691
Realized Gain (Loss) on Investments	1,079,311	15,667,017	150,772,133	(1,314,937)
Net Realized Capital Gains (Losses) on Investments	33,363,693	73,003,919	236,330,901	(1,170,246)
Net Change in Unrealized Appreciation (Depreciation)	34,545,201	30,187,683	237,159,098	(37,165)
Net Gain (Loss) on Investment	67,908,894	103,191,602	473,489,999	(1,207,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	75,150,405	127,575,345	496,469,907	2,267,807

Increase (Decrease) in Net Assets from Contract Transactions	(51,150,283)	(92,235,384)	(195,386,069)	(4,510,891)

Total Increase (Decrease) in Net Assets	24,000,122	35,339,961	301,083,838	(2,243,084)

Net Assets as of December 31, 2024:	$ 561,861,789	$ 939,031,051	$ 2,410,798,898	$ 138,003,765

Investment Income:
Reinvested Dividends	8,784,741	24,038,786	26,660,796	4,111,692
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,683,289	2,885,085	7,337,127	405,095
Net Investment Income (Loss)	7,101,452	21,153,701	19,323,669	3,706,597

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,935,662	73,072,709	51,370,602	250,653
Realized Gain (Loss) on Investments	2,343,743	18,422,193	164,229,727	(2,325,999)
Net Realized Capital Gains (Losses) on Investments	48,279,405	91,494,902	215,600,329	(2,075,346)
Net Change in Unrealized Appreciation (Depreciation)	31,251,679	34,650,541	161,622,802	5,401,470
Net Gain (Loss) on Investment	79,531,084	126,145,443	377,223,131	3,326,124

Net Increase (Decrease) in Net Assets Resulting from Operations	86,632,536	147,299,144	396,546,800	7,032,721

Increase (Decrease) in Net Assets from Contract Transactions	(55,755,873)	(79,762,392)	(203,327,650)	(8,748,355)

Total Increase (Decrease) in Net Assets	30,876,663	67,536,752	193,219,150	(1,715,634)

Net Assets as of December 31, 2025:	$ 592,738,452	$ 1,006,567,803	$ 2,604,018,048	$ 136,288,131
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA DD
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 769,347,857	$ 277,110,296	$ 948,546,954	$ 805,700,455

Investment Income:
Reinvested Dividends	2,497,198	15,352,318	11,775,092	11,668,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,720,456	822,830	2,915,006	2,497,996
Net Investment Income (Loss)	(223,258)	14,529,488	8,860,086	9,170,176

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	31,170,350	9,724,407
Realized Gain (Loss) on Investments	23,120,126	(1,749,031)	23,864,236	28,036,596
Net Realized Capital Gains (Losses) on Investments	23,120,126	(1,749,031)	55,034,586	37,761,003
Net Change in Unrealized Appreciation (Depreciation)	225,385,221	3,363,497	17,286,223	65,868,676
Net Gain (Loss) on Investment	248,505,347	1,614,466	72,320,809	103,629,679

Net Increase (Decrease) in Net Assets Resulting from Operations	248,282,089	16,143,954	81,180,895	112,799,855

Increase (Decrease) in Net Assets from Contract Transactions	(31,769,713)	(20,383,080)	(103,378,142)	(84,003,774)

Total Increase (Decrease) in Net Assets	216,512,376	(4,239,126)	(22,197,247)	28,796,081

Net Assets as of December 31, 2024:	$ 985,860,233	$ 272,871,170	$ 926,349,707	$ 834,496,536

Investment Income:
Reinvested Dividends	2,052,527	17,932,999	8,361,341	10,510,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,978,278	827,162	2,999,348	2,508,010
Net Investment Income (Loss)	(925,751)	17,105,837	5,361,993	8,002,370

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,549,396	-	56,353,587	41,872,047
Realized Gain (Loss) on Investments	56,616,398	(2,618,927)	19,644,362	17,052,331
Net Realized Capital Gains (Losses) on Investments	112,165,794	(2,618,927)	75,997,949	58,924,378
Net Change in Unrealized Appreciation (Depreciation)	40,844,098	8,867,808	95,407,820	22,068,175
Net Gain (Loss) on Investment	153,009,892	6,248,881	171,405,769	80,992,553

Net Increase (Decrease) in Net Assets Resulting from Operations	152,084,141	23,354,718	176,767,762	88,994,923

Increase (Decrease) in Net Assets from Contract Transactions	(79,131,832)	(16,523,161)	(73,235,994)	(80,788,616)

Total Increase (Decrease) in Net Assets	72,952,309	6,831,557	103,531,768	8,206,307

Net Assets as of December 31, 2025:	$ 1,058,812,542	$ 279,702,727	$ 1,029,881,475	$ 842,702,843
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA DD
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 448,777,759	$ 1,066,245,721	$ 420,365,696	$ 759,346,575

Investment Income:
Reinvested Dividends	10,714,593	54,538,681	12,732,699	27,036,624
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,375,275	3,248,232	1,205,595	2,239,931
Net Investment Income (Loss)	9,339,318	51,290,449	11,527,104	24,796,693

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,712,139	-	10,741,452	-
Realized Gain (Loss) on Investments	4,522,461	-	(7,438,050)	(2,499,471)
Net Realized Capital Gains (Losses) on Investments	13,234,600	-	3,303,402	(2,499,471)
Net Change in Unrealized Appreciation (Depreciation)	20,420,193	-	2,587,834	10,792,735
Net Gain (Loss) on Investment	33,654,793	-	5,891,236	8,293,264

Net Increase (Decrease) in Net Assets Resulting from Operations	42,994,111	51,290,449	17,418,340	33,089,957

Increase (Decrease) in Net Assets from Contract Transactions	(28,572,851)	(53,125,910)	(53,804,023)	(56,462,630)

Total Increase (Decrease) in Net Assets	14,421,260	(1,835,461)	(36,385,683)	(23,372,673)

Net Assets as of December 31, 2024:	$ 463,199,019	$ 1,064,410,260	$ 383,980,013	$ 735,973,902

Investment Income:
Reinvested Dividends	11,418,043	44,789,718	10,274,705	30,822,017
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,404,716	3,270,831	1,114,727	2,224,034
Net Investment Income (Loss)	10,013,327	41,518,887	9,159,978	28,597,983

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,181,297	-	6,578,939	-
Realized Gain (Loss) on Investments	4,874,104	-	(6,632,351)	(1,262,992)
Net Realized Capital Gains (Losses) on Investments	24,055,401	-	(53,412)	(1,262,992)
Net Change in Unrealized Appreciation (Depreciation)	34,929,912	-	1,469,957	19,534,216
Net Gain (Loss) on Investment	58,985,313	-	1,416,545	18,271,224

Net Increase (Decrease) in Net Assets Resulting from Operations	68,998,640	41,518,887	10,576,523	46,869,207

Increase (Decrease) in Net Assets from Contract Transactions	(44,812,414)	(20,031,335)	(41,386,382)	(36,818,735)

Total Increase (Decrease) in Net Assets	24,186,226	21,487,552	(30,809,859)	10,050,472

Net Assets as of December 31, 2025:	$ 487,385,245	$ 1,085,897,812	$ 353,170,154	$ 746,024,374
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA DD
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Small Company Growth	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 782,590,850	$ 1,196,819,844	$ 252,785,349	$ 1,742,802,008

Investment Income:
Reinvested Dividends	4,282,554	32,778,013	7,737,286	23,846,414
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,365,209	3,515,576	780,303	5,784,181
Net Investment Income (Loss)	1,917,345	29,262,437	6,956,983	18,062,233

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,313,263	130,735,147
Realized Gain (Loss) on Investments	(2,460,555)	(12,814,527)	4,544,592	75,581,365
Net Realized Capital Gains (Losses) on Investments	(2,460,555)	(12,814,527)	5,857,855	206,316,512
Net Change in Unrealized Appreciation (Depreciation)	81,927,151	(6,116,411)	(662,986)	172,944,009
Net Gain (Loss) on Investment	79,466,596	(18,930,938)	5,194,869	379,260,521

Net Increase (Decrease) in Net Assets Resulting from Operations	81,383,941	10,331,499	12,151,852	397,322,754

Increase (Decrease) in Net Assets from Contract Transactions	(81,424,727)	(74,327,196)	(16,969,063)	(131,568,669)

Total Increase (Decrease) in Net Assets	(40,786)	(63,995,697)	(4,817,211)	265,754,085

Net Assets as of December 31, 2024:	$ 782,550,064	$ 1,132,824,147	$ 247,968,138	$ 2,008,556,093

Investment Income:
Reinvested Dividends	3,564,660	39,586,276	7,966,029	23,496,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,199,642	3,423,279	908,635	6,032,618
Net Investment Income (Loss)	1,365,018	36,162,997	7,057,394	17,464,124

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	50,675,450	-	4,856,176	109,688,316
Realized Gain (Loss) on Investments	(19,182,805)	(9,373,722)	5,295,478	93,812,713
Net Realized Capital Gains (Losses) on Investments	31,492,645	(9,373,722)	10,151,654	203,501,029
Net Change in Unrealized Appreciation (Depreciation)	7,102,820	46,191,510	64,884,459	90,864,973
Net Gain (Loss) on Investment	38,595,465	36,817,788	75,036,113	294,366,002

Net Increase (Decrease) in Net Assets Resulting from Operations	39,960,483	72,980,785	82,093,507	311,830,126

Increase (Decrease) in Net Assets from Contract Transactions	(82,249,501)	(53,252,556)	31,218,123	(200,353,203)

Total Increase (Decrease) in Net Assets	(42,289,018)	19,728,229	113,311,630	111,476,923

Net Assets as of December 31, 2025:	$ 740,261,046	$ 1,152,552,376	$ 361,279,768	$ 2,120,033,016
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA DD (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Value Variable Annuity.
Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
TA S&P 500 Index Initial Class	$90,483,723	$65,033,022
Vanguard® Balanced	259,165,322	255,276,374
Vanguard® Capital Growth	80,493,668	124,290,210
Vanguard® Conservative Allocation	40,638,190	41,177,476
Vanguard® Diversified Value	62,192,697	64,911,456
Vanguard® Equity Income	106,962,660	92,498,704
Vanguard® Equity Index	109,695,380	242,328,609
Vanguard® Global Bond Index	19,637,877	24,428,945
Vanguard® Growth	184,193,330	208,701,518
Vanguard® High Yield Bond	34,973,970	34,391,220
Vanguard® International	79,886,181	91,406,479
Vanguard® Mid-Cap Index	58,018,134	88,932,339
Vanguard® Moderate Allocation	40,744,858	56,362,696
Vanguard® Money Market	330,508,646	309,020,987
Vanguard® Real Estate Index	23,071,279	48,718,764
Vanguard® Short-Term Investment Grade	81,396,832	89,617,526
Vanguard® Small Company Growth	58,627,742	88,836,847
Vanguard® Total Bond Market Index	71,242,890	88,332,474
Vanguard® Total International Stock Market Index	72,431,589	29,299,972
Vanguard® Total Stock Market Index	152,871,467	226,072,226

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA S&P 500 Index Initial Class	5,872,600	(4,260,448)	1,612,152	6,505,305	(1,436,677)	5,068,628
Vanguard® Balanced	40,029	(1,319,349)	(1,279,320)	103,929	(1,178,424)	(1,074,495)
Vanguard® Capital Growth	181,124	(917,839)	(736,715)	264,910	(1,092,825)	(827,915)
Vanguard® Conservative Allocation	508,931	(949,337)	(440,406)	460,038	(1,345,885)	(885,847)
Vanguard® Diversified Value	101,960	(846,914)	(744,954)	125,504	(887,846)	(762,342)
Vanguard® Equity Income	54,402	(479,316)	(424,914)	62,355	(621,217)	(558,862)
Vanguard® Equity Index	119,292	(852,842)	(733,550)	146,662	(969,334)	(822,672)
Vanguard® Global Bond Index	709,519	(1,119,859)	(410,340)	603,052	(823,815)	(220,763)
Vanguard® Growth	823,891	(1,336,039)	(512,148)	785,201	(1,019,289)	(234,088)
Vanguard® High Yield Bond	373,158	(730,881)	(357,723)	281,421	(758,047)	(476,626)
Vanguard® International	174,848	(983,115)	(808,267)	94,820	(1,388,877)	(1,294,057)
Vanguard® Mid-Cap Index	50,293	(732,562)	(682,269)	70,070	(869,346)	(799,276)
Vanguard® Moderate Allocation	193,479	(1,025,874)	(832,395)	363,688	(960,083)	(596,395)
Vanguard® Money Market	127,942,313	(136,547,541)	(8,605,228)	92,317,337	(116,717,625)	(24,400,288)
Vanguard® Real Estate Index	73,872	(552,073)	(478,201)	85,498	(735,930)	(650,432)
Vanguard® Short-Term Investment Grade	2,246,032	(3,849,042)	(1,603,010)	1,101,882	(3,711,702)	(2,609,820)
Vanguard® Small Company Growth	31,387	(602,334)	(570,947)	126,101	(722,326)	(596,225)
Vanguard® Total Bond Market Index	775,249	(2,053,246)	(1,277,997)	928,703	(2,784,196)	(1,855,493)
Vanguard® Total International Stock Market Index	1,956,397	(955,798)	1,000,599	687,346	(1,322,562)	(635,216)
Vanguard® Total Stock Market Index	217,382	(2,306,363)	(2,088,981)	471,249	(2,021,043)	(1,549,794)

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA S&P 500 Index Initial Class	$87,741,347	$(64,758,575)	$22,982,772	$87,154,727	$(19,318,599)	$67,836,128
Vanguard® Balanced	8,021,249	(249,041,003)	(241,019,754)	17,906,188	(198,546,363)	(180,640,175)
Vanguard® Capital Growth	24,847,752	(121,712,894)	(96,865,142)	29,781,986	(128,866,822)	(99,084,836)
Vanguard® Conservative Allocation	21,934,702	(40,515,214)	(18,580,512)	18,166,273	(52,581,310)	(34,415,037)
Vanguard® Diversified Value	7,765,520	(63,521,393)	(55,755,873)	8,532,082	(59,682,365)	(51,150,283)
Vanguard® Equity Income	10,323,175	(90,085,567)	(79,762,392)	10,467,939	(102,703,323)	(92,235,384)
Vanguard® Equity Index	32,832,787	(236,160,437)	(203,327,650)	34,641,750	(230,027,819)	(195,386,069)
Vanguard® Global Bond Index	15,466,972	(24,215,327)	(8,748,355)	12,613,213	(17,124,104)	(4,510,891)
Vanguard® Growth	127,743,012	(206,874,844)	(79,131,832)	102,426,841	(134,196,554)	(31,769,713)
Vanguard® High Yield Bond	17,320,629	(33,843,790)	(16,523,161)	12,193,987	(32,577,067)	(20,383,080)
Vanguard® International	15,833,707	(89,069,701)	(73,235,994)	7,377,119	(110,755,261)	(103,378,142)
Vanguard® Mid-Cap Index	5,996,096	(86,784,712)	(80,788,616)	7,591,882	(91,595,656)	(84,003,774)
Vanguard® Moderate Allocation	10,490,388	(55,302,802)	(44,812,414)	18,200,154	(46,773,005)	(28,572,851)
Vanguard® Money Market	287,120,041	(307,151,376)	(20,031,335)	198,277,949	(251,403,859)	(53,125,910)
Vanguard® Real Estate Index	6,417,434	(47,803,816)	(41,386,382)	7,110,909	(60,914,932)	(53,804,023)
Vanguard® Short-Term Investment Grade	51,404,558	(88,223,293)	(36,818,735)	24,198,362	(80,660,992)	(56,462,630)
Vanguard® Small Company Growth	4,584,557	(86,834,058)	(82,249,501)	18,109,722	(99,534,449)	(81,424,727)
Vanguard® Total Bond Market Index	32,771,645	(86,024,201)	(53,252,556)	37,686,552	(112,013,748)	(74,327,196)
Vanguard® Total International Stock Market Index	60,190,195	(28,972,072)	31,218,123	18,062,700	(35,031,763)	(16,969,063)
Vanguard® Total Stock Market Index	20,542,561	(220,895,764)	(200,353,203)	39,075,732	(170,644,401)	(131,568,669)

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA S&P 500 Index Initial Class
12/31/2025	14,274,266	$17.21	to	$17.21	$ 245,604,628	0.93%	0.300%	to	0.300%	17.29%	to	17.29%
12/31/2024	12,662,114	14.67	to	14.67	185,744,605	1.00	0.300	to	0.300	24.45	to	24.45
12/31/2023	7,593,486	11.79	to	11.79	89,508,711	1.37	0.300	to	0.300	25.71	to	25.71
12/31/2022(1)	2,650,595	9.38	to	9.38	24,853,460	1.19	0.300	to	0.300	-	to	-
Vanguard® Balanced
12/31/2025	11,171,088	208.16	to	208.16	2,325,423,733	2.14	0.300	to	0.300	16.11	to	16.11
12/31/2024	12,450,408	179.27	to	179.27	2,232,042,471	2.31	0.300	to	0.300	14.46	to	14.46
12/31/2023	13,524,903	156.63	to	156.63	2,118,426,247	2.08	0.300	to	0.300	13.98	to	13.98
12/31/2022	14,763,326	137.41	to	137.41	2,028,697,070	1.96	0.300	to	0.300	(14.56)	to	(14.56)
12/31/2021	16,187,356	160.83	to	160.83	2,603,367,176	1.81	0.270	to	0.270	18.70	to	18.70
Vanguard® Capital Growth
12/31/2025	7,428,048	155.99	to	155.99	1,158,723,971	1.03	0.300	to	0.300	28.59	to	28.59
12/31/2024	8,164,763	121.31	to	121.31	990,453,076	1.12	0.300	to	0.300	13.07	to	13.07
12/31/2023	8,992,678	107.29	to	107.29	964,794,396	1.04	0.300	to	0.300	27.60	to	27.60
12/31/2022	9,287,609	84.08	to	84.08	780,906,894	0.89	0.300	to	0.300	(15.74)	to	(15.74)
12/31/2021	9,959,153	99.78	to	99.78	993,758,270	0.98	0.270	to	0.270	21.21	to	21.21
Vanguard® Conservative Allocation
12/31/2025	7,714,970	45.45	to	45.45	350,674,977	2.60	0.300	to	0.300	12.39	to	12.39
12/31/2024	8,155,376	40.44	to	40.44	329,820,161	2.77	0.300	to	0.300	7.17	to	7.17
12/31/2023	9,041,223	37.74	to	37.74	341,192,849	1.99	0.300	to	0.300	12.17	to	12.17
12/31/2022	9,998,582	33.64	to	33.64	336,374,170	2.58	0.300	to	0.300	(15.15)	to	(15.15)
12/31/2021	11,074,153	39.65	to	39.65	439,078,966	1.53	0.270	to	0.270	5.70	to	5.70
Vanguard® Diversified Value
12/31/2025	7,156,140	82.83	to	82.83	592,738,452	1.56	0.300	to	0.300	16.48	to	16.48
12/31/2024	7,901,094	71.11	to	71.11	561,861,789	1.60	0.300	to	0.300	14.54	to	14.54
12/31/2023	8,663,436	62.08	to	62.08	537,861,667	1.44	0.300	to	0.300	19.77	to	19.77
12/31/2022	9,682,035	51.84	to	51.84	501,891,522	1.16	0.300	to	0.300	(11.75)	to	(11.75)
12/31/2021	10,106,177	58.74	to	58.74	593,646,368	1.06	0.270	to	0.270	30.11	to	30.11
Vanguard® Equity Income
12/31/2025	4,920,802	204.55	to	204.55	1,006,567,803	2.50	0.300	to	0.300	16.45	to	16.45
12/31/2024	5,345,716	175.66	to	175.66	939,031,051	2.92	0.300	to	0.300	14.77	to	14.77
12/31/2023	5,904,578	153.05	to	153.05	903,691,090	2.77	0.300	to	0.300	7.78	to	7.78
12/31/2022	6,745,103	142.01	to	142.01	957,855,331	2.55	0.300	to	0.300	(0.96)	to	(0.96)
12/31/2021	6,623,140	143.38	to	143.38	949,630,973	1.95	0.270	to	0.270	24.99	to	24.99
Vanguard® Equity Index
12/31/2025	8,488,959	306.75	to	306.75	2,604,018,048	1.09	0.300	to	0.300	17.35	to	17.35
12/31/2024	9,222,509	261.40	to	261.40	2,410,798,898	1.30	0.300	to	0.300	24.46	to	24.46
12/31/2023	10,045,181	210.02	to	210.02	2,109,715,060	1.41	0.300	to	0.300	25.74	to	25.74
12/31/2022	10,546,053	167.03	to	167.03	1,761,523,106	1.35	0.300	to	0.300	(18.47)	to	(18.47)
12/31/2021	11,161,255	204.88	to	204.88	2,286,707,536	1.25	0.270	to	0.270	28.20	to	28.20
Vanguard® Global Bond Index
12/31/2025	6,122,397	22.26	to	22.26	136,288,131	3.04	0.300	to	0.300	5.38	to	5.38
12/31/2024	6,532,737	21.12	to	21.12	138,003,765	2.85	0.300	to	0.300	1.73	to	1.73
12/31/2023	6,753,500	20.77	to	20.77	140,246,849	1.96	0.300	to	0.300	6.20	to	6.20
12/31/2022	7,123,504	19.55	to	19.55	139,294,505	2.83	0.300	to	0.300	(13.39)	to	(13.39)
12/31/2021	7,929,737	22.58	to	22.58	179,025,439	1.82	0.270	to	0.270	(2.10)	to	(2.10)

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Growth
12/31/2025	6,020,710	$175.86	to	$175.86	$ 1,058,812,542	0.21%	0.300%	to	0.300%	16.54%	to	16.54%
12/31/2024	6,532,858	150.91	to	150.91	985,860,233	0.28	0.300	to	0.300	32.73	to	32.73
12/31/2023	6,766,946	113.69	to	113.69	769,347,857	0.23	0.300	to	0.300	39.72	to	39.72
12/31/2022	6,750,682	81.37	to	81.37	549,322,933	-	0.300	to	0.300	(33.56)	to	(33.56)
12/31/2021	7,471,225	122.48	to	122.48	915,102,076	0.03	0.270	to	0.270	17.54	to	17.54
Vanguard® High Yield Bond
12/31/2025	5,771,525	48.46	to	48.46	279,702,727	6.50	0.300	to	0.300	8.86	to	8.86
12/31/2024	6,129,248	44.52	to	44.52	272,871,170	5.64	0.300	to	0.300	6.13	to	6.13
12/31/2023	6,605,874	41.95	to	41.95	277,110,296	5.01	0.300	to	0.300	11.33	to	11.33
12/31/2022	7,070,691	37.68	to	37.68	266,416,005	5.16	0.300	to	0.300	(9.63)	to	(9.63)
12/31/2021	7,743,095	41.70	to	41.70	322,852,086	4.30	0.270	to	0.270	3.40	to	3.40
Vanguard® International
12/31/2025	10,656,466	96.64	to	96.64	1,029,881,475	0.83	0.300	to	0.300	19.61	to	19.61
12/31/2024	11,464,733	80.80	to	80.80	926,349,707	1.22	0.300	to	0.300	8.68	to	8.68
12/31/2023	12,758,790	74.34	to	74.34	948,546,954	1.55	0.300	to	0.300	14.31	to	14.31
12/31/2022	13,947,244	65.04	to	65.04	907,085,912	1.36	0.300	to	0.300	(30.33)	to	(30.33)
12/31/2021	15,152,194	93.35	to	93.35	1,414,444,717	0.28	0.270	to	0.270	(1.81)	to	(1.81)
Vanguard® Mid-Cap Index
12/31/2025	6,739,358	125.04	to	125.04	842,702,843	1.26	0.300	to	0.300	11.21	to	11.21
12/31/2024	7,421,627	112.44	to	112.44	834,496,536	1.41	0.300	to	0.300	14.73	to	14.73
12/31/2023	8,220,903	98.01	to	98.01	805,700,455	1.45	0.300	to	0.300	15.48	to	15.48
12/31/2022	9,074,825	84.87	to	84.87	770,137,496	1.14	0.300	to	0.300	(19.06)	to	(19.06)
12/31/2021	9,787,418	104.85	to	104.85	1,026,242,339	1.11	0.270	to	0.270	24.02	to	24.02
Vanguard® Moderate Allocation
12/31/2025	8,250,339	59.07	to	59.07	487,385,245	2.43	0.300	to	0.300	15.84	to	15.84
12/31/2024	9,082,734	51.00	to	51.00	463,199,019	2.35	0.300	to	0.300	9.99	to	9.99
12/31/2023	9,679,129	46.37	to	46.37	448,777,759	2.06	0.300	to	0.300	15.20	to	15.20
12/31/2022	10,264,312	40.25	to	40.25	413,101,449	2.46	0.300	to	0.300	(16.18)	to	(16.18)
12/31/2021	11,097,571	48.01	to	48.01	532,845,000	1.45	0.270	to	0.270	9.78	to	9.78
Vanguard® Money Market
12/31/2025	473,753,221	2.29	to	2.29	1,085,897,812	4.10	0.300	to	0.300	3.87	to	3.87
12/31/2024	482,358,449	2.21	to	2.21	1,064,410,260	5.07	0.300	to	0.300	4.88	to	4.88
12/31/2023	506,758,737	2.10	to	2.10	1,066,245,721	4.94	0.300	to	0.300	4.74	to	4.74
12/31/2022	538,311,600	2.01	to	2.01	1,081,368,955	1.55	0.300	to	0.300	1.21	to	1.21
12/31/2021	488,445,432	1.98	to	1.98	969,500,196	0.01	0.270	to	0.270	(0.25)	to	(0.25)
Vanguard® Real Estate Index
12/31/2025	4,062,993	86.92	to	86.92	353,170,154	2.76	0.300	to	0.300	2.80	to	2.80
12/31/2024	4,541,194	84.55	to	84.55	383,980,013	3.19	0.300	to	0.300	4.43	to	4.43
12/31/2023	5,191,626	80.97	to	80.97	420,365,696	2.52	0.300	to	0.300	11.36	to	11.36
12/31/2022	5,742,222	72.71	to	72.71	417,499,356	1.94	0.300	to	0.300	(26.52)	to	(26.52)
12/31/2021	6,237,254	98.94	to	98.94	617,133,252	1.99	0.270	to	0.270	39.83	to	39.83
Vanguard® Short-Term Investment Grade
12/31/2025	31,441,315	23.73	to	23.73	746,024,374	4.15	0.300	to	0.300	6.53	to	6.53
12/31/2024	33,044,325	22.27	to	22.27	735,973,902	3.65	0.300	to	0.300	4.58	to	4.58
12/31/2023	35,654,145	21.30	to	21.30	759,346,575	2.16	0.300	to	0.300	5.84	to	5.84
12/31/2022	40,036,422	20.12	to	20.12	805,622,697	1.67	0.300	to	0.300	(6.00)	to	(6.00)
12/31/2021	44,834,576	21.41	to	21.41	959,791,122	2.13	0.270	to	0.270	(0.72)	to	(0.72)

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Small Company Growth
	12/31/2025	4,824,618	$153.43	to	$153.43	$ 740,261,046	0.49%	0.300%	to	0.300%	5.79%	to	5.79%
	12/31/2024	5,395,565	145.04	to	145.04	782,550,064	0.55	0.300	to	0.300	11.04	to	11.04
	12/31/2023	5,991,790	130.61	to	130.61	782,590,850	0.41	0.300	to	0.300	19.29	to	19.29
	12/31/2022	6,313,466	109.49	to	109.49	691,266,055	0.27	0.300	to	0.300	(25.57)	to	(25.57)
	12/31/2021	6,843,985	147.12	to	147.12	1,006,853,915	0.38	0.270	to	0.270	13.91	to	13.91
Vanguard® Total Bond Market Index
	12/31/2025	26,666,076	43.22	to	43.22	1,152,552,376	3.46	0.300	to	0.300	6.62	to	6.62
	12/31/2024	27,944,073	40.54	to	40.54	1,132,824,147	2.82	0.300	to	0.300	0.94	to	0.94
	12/31/2023	29,799,566	40.16	to	40.16	1,196,819,844	2.50	0.300	to	0.300	5.26	to	5.26
	12/31/2022	31,512,611	38.15	to	38.15	1,202,347,994	2.09	0.300	to	0.300	(13.47)	to	(13.47)
	12/31/2021	34,378,088	44.10	to	44.10	1,515,906,275	2.12	0.270	to	0.270	(1.98)	to	(1.98)
Vanguard® Total International Stock Market Index
	12/31/2025	10,377,663	34.81	to	34.81	361,279,768	2.62	0.300	to	0.300	31.65	to	31.65
	12/31/2024	9,377,064	26.44	to	26.44	247,968,138	3.00	0.300	to	0.300	4.74	to	4.74
	12/31/2023	10,012,280	25.25	to	25.25	252,785,349	2.84	0.300	to	0.300	15.20	to	15.20
	12/31/2022	9,893,721	21.92	to	21.92	216,838,071	3.40	0.300	to	0.300	(16.26)	to	(16.26)
	12/31/2021	9,752,070	26.17	to	26.17	255,247,398	1.89	0.270	to	0.270	8.24	to	8.24
Vanguard® Total Stock Market Index
	12/31/2025	19,984,559	106.08	to	106.08	2,120,033,016	1.17	0.300	to	0.300	16.58	to	16.58
	12/31/2024	22,073,540	90.99	to	90.99	2,008,556,093	1.24	0.300	to	0.300	23.34	to	23.34
	12/31/2023	23,623,334	73.77	to	73.77	1,742,802,008	1.15	0.300	to	0.300	25.57	to	25.57
	12/31/2022	24,817,962	58.75	to	58.75	1,458,042,807	1.35	0.300	to	0.300	(19.83)	to	(19.83)
	12/31/2021	25,959,246	73.28	to	73.28	1,902,357,351	1.21	0.270	to	0.270	25.30	to	25.30

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.
9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.
The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.
No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA DD
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.